Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS
Fees	34	34	35
Paid by UBS
Rent	5	4	4
Dividends, capital repayments and interest	10	11	10

Key management personnel | Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.20	31.12.19	31.12.18
Base salaries and other cash payments[1]	33	32	27
Incentive awards – cash[2]	18	14	15
Annual incentive award under DCCP	27	21	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	1	1	2
Equity-based compensation[3]	47	37	40
Total	129	108	109
Total (CHF million)[4]	121	107	107
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Compensation expense is based on the share price on grant date taking into account performance conditions. Refer to Note 27 for more information. For GEB members, equity-based compensation for 2020 and 2019 was entirely composed of LTIP awards and equity-based compensation for 2018 was entirely composed of EOP awards. For the Chairman of the BoD the equity-based compensation for 2020, 2019 and 2018 was entirely composed of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2020: USD / CHF 0.94; 2019: USD / CHF 0.99; 2018: USD / CHF 0.98).

Key management personnel | Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel[1]
	31.12.20	31.12.19
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	5,288,317	6,887,826
1 No options were held in 2020 and 2019 by non-independent menbers of the BoD and any GEB member or any of its related parties. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2020	2019
Balance at the beginning of the year	33	34
Additions	14	9
Reductions	(8)	(11)
Balance at the end of the year[2]	38	33
Balance at the end of the year (CHF million)[2,3]	34	32
1 All loans are secured loans. 2 There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	982	829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans and receivables	621	971

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.20	31.12.19
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	9	1,598

UBS AG
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS AG
Fees	19	19	22
Paid by UBS AG
Rent	3	2	3
Dividends, capital repayments and interest	10	10	10

UBS AG | Key management personnel | Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD million, except where indicated	31.12.20	31.12.19	31.12.18
Base salaries and other cash payments[1]	31	30	25
Incentive awards – cash[2]	17	13	14
Annual incentive award under DCCP	26	20	21
Employer’s contributions to retirement benefit plans	2	2	3
Benefits in kind, fringe benefits (at market value)	1	1	2
Equity-based compensation[3]	45	34	38
Total	122	101	102
Total (CHF million)[4]	115	101	100
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Compensation expense is based on the share price on grant date taking into account performance conditions. Refer to Note 27 for more information. For EB members, equity-based compensation for 2020 and 2019 was entirely composed of LTIP awards and equity-based compensation for 2018 was entirely composed of EOP awards. For the Chairman of the BoD, the equity-based compensation for 2020, 2019 and 2018 was entirely composed of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2020: USD / CHF 0.94; 2019: USD / CHF 0.99; 2018: USD / CHF 0.98)

UBS AG | Key management personnel | Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel[1]
	31.12.20	31.12.19
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	4,956,640	6,609,848
1 No options were held in 2020 and 2019 by non-independent menbers of the BoD and any GEB member or any of its related parties. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

UBS AG | Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2020	2019
Balance at the beginning of the year	23	28
Additions	13	6
Reductions	(5)	(11)
Balance at the end of the year[2]	31	23
Balance at the end of the year (CHF million)[2,3]	28	22
1 All loans are secured loans. 2 There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

UBS AG | Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	982	829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans and receivables	621	971

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.20	31.12.19
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	9	1,598

UBS AG | UBS Group AG and other subsidiaries of UBS Group AG
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
USD million	31.12.20	31.12.19
Receivables
Loans and advances to customers	1,470	1,255
Financial assets at fair value held for trading	76	180
Other financial assets measured at amortized cost	38	60
Payables
Customer deposits	3,324	2,314
Funding from UBS Group AG and its subsidiaries	53,979	47,866
Other financial liabilities measured at amortized cost	1,820	1,829
Other financial liabilities designated at fair value[1]	1,375	217
1 Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.